Legal contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
IfrsStatementLineItems [Line Items]
Legal advisors current		$ 155
Legal advisors non current	5,420	3,271
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Legal advisors current		155
Legal advisors non current	3,717	1,742
Other environment related contingent liability [member]
IfrsStatementLineItems [Line Items]
Legal advisors current
Legal advisors non current	$ 1,703	$ 1,529

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.